INCOME TAXES (Details 2)	Dec. 31, 2021 USD ($)
Deferred tax assets:
Net operating loss carryover	$ 30,416
Total deferred tax assets	30,416
Valuation allowance	(30,416)
Deferred tax asset, net of allowance